Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Temporary stock, par value
Temporary stock, shares authorized	4,918,000	5,035,210	5,040,274
Temporary stock, shares issued		3,520,128	3,402,225
Temporary stock, shares outstanding		3,520,128	3,402,225
Common stock, par value	$ 0.0001	$ 0.01	$ 0.01
Common stock, shares authorized	40,000,000	15,000,000	15,000,000
Common stock, shares issued	8,414,000	2,467,434	2,218,500
Common stock, shares outstanding	8,413,889	2,467,434	2,218,500
Preferred stock, stated value per share	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Agex Therapeutics Inc [Member]
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares authorized		200,000,000	200,000,000
Common stock, shares issued		1,079,000	1,079,000
Common stock, shares outstanding		1,079,000	1,079,000
Preferred stock, stated value per share		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		5,000,000	5,000,000
Revision of Prior Period, Adjustment [Member]
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares issued		2,410,000
Common stock, shares outstanding		2,410,255
Redeemable Convertible Preferred Stock [Member]
Temporary stock, par value	$ 0.01	$ 0.01	$ 0.01
Temporary stock, shares authorized	10,000,000	10,000,000	10,000,000
Temporary stock, shares issued		3,520,128	3,402,225
Temporary stock, shares outstanding		3,520,128	3,402,225
Preferred stock, stated value per share		$ 0.01	$ 0.01
Preferred stock, shares authorized		10,000,000	10,000,000
Redeemable Convertible Preferred Stock [Member] | Revision of Prior Period, Adjustment [Member]
Temporary stock, shares issued		3,438,000
Temporary stock, shares outstanding		3,438,000
Series A Preferred Stock [Member]
Temporary stock, par value	$ 5.12	$ 5.00	$ 5.00
Temporary stock, shares authorized	391,000	400,000	400,000
Temporary stock, shares issued		400,000	400,000
Temporary stock, shares outstanding		400,000	400,000
Series A Preferred Stock [Member] | Agex Therapeutics Inc [Member]
Preferred stock, stated value per share		$ 100	$ 100
Preferred stock, shares issued		212,000
Preferred stock, shares outstanding		212,000
Preferred stock, no par value		$ 0	$ 0
Series B Preferred Stock [Member] | Agex Therapeutics Inc [Member]
Preferred stock, stated value per share		$ 100	$ 100
Preferred stock, shares issued		148,000
Preferred stock, shares outstanding		148,000
Preferred stock, no par value		$ 0	$ 0